      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

            CREDIT SUISSE WARBURG PINCUS MAJOR FOREIGN MARKETS FUND

The following information supersedes certain information in the fund's Prospectus and Statement of Additional Information.

CHANGES TO THE OPERATING EXPENSES

Effective November 1, 2001, the following information replaces information provided on pages 12 and 13 of the fund's prospectus with respect to the fund.

                             FEES AND FUND EXPENSES
This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimated for the fiscal year ending October 31, 2002.

                                                               MAJOR
                                                              FOREIGN
                                                              MARKETS
                                                               FUND
SHAREHOLDERS FEES
 (paid directly from your investments)
---------------------------------------------------------------------
Sales charge "load" on purchases                               NONE
---------------------------------------------------------------------
Deferred sales charge "load"                                   NONE
---------------------------------------------------------------------
Sales charge "load" on reinvested distributions                NONE
---------------------------------------------------------------------
Redemption fees                                                NONE
---------------------------------------------------------------------
Exchange fees                                                  NONE
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
---------------------------------------------------------------------
Management fee                                                1.00%
---------------------------------------------------------------------
Distribution and service (12b-1) fee                          0.00%
---------------------------------------------------------------------
Other expenses                                                0.69%
---------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                         1.69%

* Estimated fees and expense for the fiscal year ending October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits have reduced expenses during the current fiscal year, but may be discontinued at any time. Total annual fund operating expenses have been restated to reflect current expenses.

                                                               MAJOR
                                                              FOREIGN
                                                              MARKETS
EXPENSES AFTER WAIVERS AND REIMBURSEMENTS                      FUND
      Management fee                                          1.00%

     Distribution and service (12b-1) fee                     0.00%

     Other expenses                                           0.60%
                                                               ----

     TOTAL NET ANNUAL FUND OPERATING EXPENSES                 1.60%

                                    EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual cost may be higher or lower.

Assuming you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table (before fee waivers and expense reimbursements and credits), and you close your account at each of the time periods shown. Based on these assumptions, your cost would be:
--------------------------------------------------------------------------------

                             ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------
 Major Foreign Markets Fund    $172        $533          $918        $1,998
-----------------------------------------------------------------------------

Dated:  September 20, 2001                                         WPISF-16-0901